ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

July 6, 2026	Timothy F. Cormier T +1 617 951 7747 timothy.cormier@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Putnam Investment Funds (the “Registrant”)

(Registration Nos. 033-56339 and 811-07237)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Registrant to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify (a) that the forms of prospectus and statement of additional information used with respect to Putnam Small Cap Value Fund, a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 255 to the Registrant’s Registration Statement (“Amendment No. 255”), and (b) that Amendment No. 255 was filed electronically.

Any questions or comments regarding this matter should be directed to the undersigned at (617) 951-7747.

Very truly yours,

/s/ Timothy F. Cormier
Timothy F. Cormier

cc:	Venice Monagan, Esq., Franklin Templeton

Tara Gormel, Esq., Franklin Templeton